Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

D4. Related party transactions

Subsidiaries

All transactions between Group subsidiaries were transacted at arm’s length during the ordinary course of business and have been eliminated on consolidation, along with any outstanding balances, and accordingly are not disclosed in this note.

Key management personnel

The Group’s strategy and policy are managed by the Executive Leadership Board. Their compensation and the compensation payable to the Non-Executive Directors is shown below:

	2022	2021	2020
	£m	£m	£m
Salaries and other short-term employee benefits	7	6	8
Post-employment benefits	—	1	—
Share-based payments	5	3	2
	12	10	10

Joint ventures and associate entities

Nippon Calmic Ltd (49%), Boecker Public Safety Services – Qatar W.L.L. (24.5%) and Boecker Public Health Services Limited (30%) were associates during 2021 and 2022. Boecker Public Safety Services – Qatar W.L.L. and Boecker Public Health Services Limited became associate entities when they were acquired by the Group on 3 August 2021. In addition the Group acquired investments in associates based in China with the Terminix acquisition on 12 October 2022 as follows: Fujian Xunke Pest Control Company Limited (30%), Guangdong Vircon Pest Management Company Limited (30%), Ningbo Yuying Vector Control Company Limited (30%) and Guangdong New Hope City Pest Control Company Limited (30%). All balances related to associates are disclosed in Note B6.

There are no significant transactions between associate entities and other Group companies.